Marketable Securities (Details Textual) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Marketable Securities [Abstract]
Marketable Securities, Number of Shares Liquidated	12,573,380
Proceeds from sales of investments other than investments accounted for using equity method	$ 936,000	$ 0	$ 936	$ 0